STOCK-BASED COMPENSATION - Weighted average assumptions (Details)	8 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Weighted average assumptions
Risk-free interest rate		1.59%
Expected term (life) of options (in years)	10 years	10 years
Expected dividends		0.00%
Expected volatility	50.00%	50.00%
Minimum
Weighted average assumptions
Risk-free interest rate	1.73%
Maximum
Weighted average assumptions
Risk-free interest rate	1.93%